Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 27, 2021	Aug. 12, 2021
Stock Based Compensation (Details) [Line Items]
Common stock available for award	1,958,030	1,958,030
Vesting period		3 years 8 months 12 days
Number of options Granted		1,083,550
Number of units granted		433,420
Previously Unrecognized stock based compensation expense recognized		$ 668	$ 825
Stock-based compensation		$ 668	825
Stock option [Member]
Stock Based Compensation (Details) [Line Items]
Stock options contractual terms		10 years
Stock options vested (in Dollars)		$ 0
Unrecognized stock based compensation expense (in Dollars)	$ 5,500	$ 5,500
Vesting period		3 years
Weighted average grant-date fair value of stock options granted (in Dollars per share)		$ 3.26
Number of options Granted	1,083,550
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation (Details) [Line Items]
Number of units granted	433,420
Restricted common stock [Member]
Stock Based Compensation (Details) [Line Items]
Vesting period		3 years
Purchase price	$ 0.0001	$ 0.0001
Aggregate fair value of awards vested during period			0
2021 Stock Option and Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance				3,475,000
Threshold Annual Increase In Shares Reserved and Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus				4.00%
Employee Stock Purchase Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance					347,500
Number of shares issued under plan		0
Threshold annual increase in shares reserved and available for issuance by minimum number of shares of common sock of new clarus					347,500
Threshold Annual Increase In Shares Reserved and Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus					1.00%
Legacy Clarus Stock Option and Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Previously Unrecognized stock based compensation expense recognized		$ 200
Stock-based compensation		$ 559	$ 825